Income Taxes - Schedule of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 12,347	$ 11,574
Deferred revenue	23,343	16,146
Property, plant, and equipment	1,224	1,507
Accrued expenses	91,603	78,192
Bad debt allowance	38	36
Amortization and impairment	5,917	6,301
Other, net	12,695	9,323
Total deferred tax assets	147,167	123,079
Valuation allowance for deferred tax assets	(13,573)	(13,082)
Net deferred tax assets	133,594	109,997
Deferred tax liabilities:
Property, plant, and equipment	(1,739)	(1,879)
Other, net	(343)	(326)
Total deferred tax liabilities	(2,082)	(2,205)
Net deferred tax assets	131,512	107,792
Net deferred tax assets alternative
Domestic	9,990	5,162
Foreign	121,522	102,630
Net deferred tax assets	$ 131,512	$ 107,792